SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

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REGISTRATION STATEMENT (NO. 2-88116)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 68	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71	[X]

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VANGUARD SPECIALIZED FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

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Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 2, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Vanguard Dividend Growth Fund Prospectus

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May 29, 2009 (Revised October 2, 2009)

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Investor Shares

This prospectus contains financial data for the Fund through the fiscal year ended January 31, 2009.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Profile	1	Investing With Vanguard	18
More on the Fund	6	Purchasing Shares	18
The Fund and Vanguard	10	Redeeming Shares	21
Investment Advisor	11	Exchanging Shares	24
Dividends, Capital Gains, and Taxes	12	Frequent-Trading Limits	24
Share Price	14	Other Rules You Should Know	26
Financial Highlights	16	Fund and Account Updates	30
		Contacting Vanguard	32
		Glossary of Investment Terms	34

Why Reading This Prospectus Is Important

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Profile

Investment Objective

The Fund seeks to provide, primarily, a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

Primary Investment Strategies

The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically—but not always—will be undervalued relative to the market and will show potential for increasing dividends. The Fund will be diversified across industry sectors. For additional information on the Fund’s investment strategies, please see More on the Fund.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Performance/Risk Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a spliced index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Annual Total Returns—Investor Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended March 31, 2009, was –8.30%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.79% (quarter ended June 30, 2003), and the lowest return for a quarter was –18.74% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Vanguard Dividend Growth Fund
Return Before Taxes	–25.57%	1.96%	0.16%
Return After Taxes on Distributions	–25.81	1.65	–0.89
Return After Taxes on Distributions and Sale of Fund Shares	–16.26	1.72	–0.29
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Russell 1000 Index	–37.60%	–2.04%	–1.09%
Dividend Growth Spliced Index[1]	–37.60	–2.03	–2.69

1 The Dividend Growth Spliced Index is based on the Fund’s current and former benchmark indexes. Effective December 6, 2002, Vanguard Utilities Income Fund changed its investment objective and its name to Vanguard Dividend Growth Fund. The Dividend Growth Spliced Index consists of the former benchmark, a composite of utilities indexes, through December 5, 2002, and the Russell 1000 Index thereafter.

Note on after-tax returns. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k)

plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended January 31, 2009.

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Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee (for fund account balances below $10,000)	$20/year[1]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.35%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[2]	0.38%

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1 If applicable, the account service fee will be collected by redeeming Fund shares in the amount of $20.

2 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

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1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

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This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Plain Talk About Fund Expenses

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All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Dividend Growth Fund’s expense ratio in the current fiscal year to be 0.38%, or $3.80 per $1,000 of average net assets. The average large-capitalization core fund had expenses in 2008 of 1.26%, or $12.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund—such as account maintenance, reporting, accounting, legal, and other administrative expenses.

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Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

Additional Information
As of January 31, 2009
Net Assets	$1.7 billion
Investment Advisor	Wellington Management Company, LLP, Boston, Mass., since inception

Dividends and Capital Gains	Dividends are distributed semiannually in June and
December; capital gains, if any, are distributed annually in December.

Inception Date	May 15, 1992
Suitable for IRAs	Yes
Minimum Initial Investment	$3,000
Newspaper Abbreviation	DividGro
Vanguard Fund Number	57
CUSIP Number	921908604
Ticker Symbol	VDIGX

More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Market Exposure

The Fund will invest predominantly in dividend-paying large-cap stocks that offer the potential for attractive dividend and earnings growth over the long term. The advisor is not constrained by a traditional value or growth mandate, but is permitted sufficient style latitude to search a broad investment universe for quality stocks with attractive potential.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of January 31, 2009, was $37.6 billion.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor’s 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

U.S. Stock Market Returns
(1926–2008)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.6	10.3	10.9	11.3

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2008. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.3%, average returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

The Fund is subject to investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Security Selection

Wellington Management Company, LLP (Wellington Management), advisor to the Fund, selects securities from a diverse group of industries, focusing on companies that have a history of paying a stable or increasing dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for inclusion in the Fund if the advisor believes that dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to increase dividends over time while maintaining a target of profitability.

The Fund is subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Fund is generally managed without regard to tax ramifications.

Other Investment Policies and Risks

The Fund typically invests a limited portion, up to 25%, of its assets in foreign securities. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries. In addition, the prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Cash Management

The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF™ Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund’s operation or performance or because of a history of frequent trading by the investor.

• Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for large blend funds was approximately 71%, as reported by Morningstar, Inc., on January 31, 2009.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets of approximately $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group’s marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership and an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $420 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.

Wellington Management’s advisory fee is paid quarterly and is calculated by applying certain annual percentage rates to the average daily net assets of the Fund for each quarter. In addition, the firm’s advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with that of the Russell 1000 Index over the same period.

For the fiscal year ended January 31, 2009, the advisory fee represented an effective annual rate of 0.12% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement, see the most recent semiannual report to shareholders covering the fiscal period ended July 31.

The manager primarily responsible for the day-to-day management of the Fund is:

Donald J. Kilbride, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1996; has managed investment portfolios since joining Wellington Management in 2002; and has managed the Fund since 2006. Education: B.A., College of the Holy Cross; M.B.A., University of North Carolina, Kenan-Flagler Business School.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Dividends, Capital Gains, and Taxes

Fund Distributions

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed semiannually in June and December; capital gains distributions generally occur annually in December. In addition, the Fund may occasionally make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,”if any, distributed by the Fund.

• Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

• Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

Plain Talk About ‘Buying a Dividend’

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

  Provide us with your correct taxpayer identification number;

  Certify that the taxpayer identification number is correct; and

  Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review “Non-U.S. investors.” Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund’s tax consequences for you.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund’s pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various “Vanguard” headings.

Financial Highlights

The following financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The Fund began fiscal year 2009 with a net asset value (price) of $14.38 per share. During the year, the Fund earned $0.264 per share from investment income (interest and dividends). There was a decline of $3.96 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.696 per share from investment operations.

Shareholders received $0.264 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $10.42, reflecting losses of $3.696 per share and distributions of $0.264 per share. This was a decease of $3.96 per share (from $14.38 at the beginning of the year to $10.42 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was –25.97% for the year.

As of January 31, 2009, the Fund had approximately $1.7 billion in net assets. For the year, the expense ratio was 0.36% ($3.60 per $1,000 of net assets), and the net investment income amounted to 2.25% of its average net assets. The Fund sold and replaced securities valued at 28% of its net assets.

Dividend Growth Fund
			Year Ended January 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.38	$14.74	$12.75	$11.89	$11.33
Investment Operations
Net Investment Income	.264	.290	.260	.220	.230[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.960)	(.270)	1.990	.880	.550
Total from Investment Operations	(3.696)	.020	2.250	1.100	.780
Distributions
Dividends from Net Investment Income	(.264)	(.280)	(.260)	(.240)	(.220)
Distributions from Realized Capital Gains	—	(.100)	—	—	—
Total Distributions	(.264)	(.380)	(.260)	(.240)	(.220)
Net Asset Value, End of Period	$10.42	$14.38	$14.74	$12.75	$11.89
Total Return[2]	–25.97%	–0.01%	17.84%	9.34%	6.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,745	$1,326	$1,243	$995	$965
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.32%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average
Net Assets	2.25%	1.91%	1.93%	1.85%	2.04%[1]
Turnover Rate	28%	36%	41%	16%	20%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.03 and 0.28%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Includes performance-based investment advisory increases (decreases) of 0.03%, 0.00%, 0.01%, 0.01% and 0.01%.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts.

Purchasing Shares

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums

To open and maintain an account. $3,000.

Add to an existing account. By Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment Plan).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.

Online. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (using the proceeds from the redemption of shares from one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also request a purchase of shares by wire, by electronic bank transfer, or by an exchange. See

Contacting Vanguard.

By mail. You may send your account registration form and check to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money held in a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online, by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—57). See Contacting Vanguard.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares from another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date generally will be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Please call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.

Online. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption from another Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.

By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard’s balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard generally charges a $5 fee for wire redemptions under $5,000.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. See

Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Share certificates. If you hold shares in certificates, those shares cannot be redeemed, exchanged, or converted until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to make online and telephone redemptions. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a

U.S.	stock exchange. A notary public cannot provide a signature guarantee.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made online or by phone.

The frequent-trading policy does not apply to the following:

• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

• Redemptions of shares to pay fund or account fees.

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transaction requests submitted by fax are not mail transactions and are subject to the policy.)

• Transfers and reregistrations of shares within the same fund.

• Purchases of shares by asset transfer or direct rollover.

• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.

• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans,* the frequent-trading policy does not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

• Purchases of shares with reinvested dividend or capital gains distributions.

• Distributions, loans, and in-service withdrawals from a plan.

• Redemptions of shares as part of a plan termination or at the direction of the plan.

• Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

• Redemptions of shares to pay fund or account fees.

• Share or asset transfers or rollovers.

• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.

• Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax are not mail requests and remain subject to the policy.)

* The following Vanguard fund accounts are subject to the frequent-trading policy: SEP–IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 60-day policy previously described, prohibiting a client’s purchases of fund shares, and/or eliminating the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by an intermediary for the benefit of certain of the intermediary’s clients. Intermediaries may also monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.

Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.” You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.

Telephone Transactions

Automatic. When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To conduct account transactions through Vanguard’s automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

  Account registration and address.

  Fund name and account number, if applicable.

  Other information relating to the caller, the account holder, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions include:

  The fund name and account number.

  The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

  Signatures of all registered owners.

  Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

• Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

Unusual Circumstances

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See

Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits—Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

For most shareholders, Vanguard charges a $20 account service fee on all fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all Vanguard funds, regardless of a fund’s minimum investment amount. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on Vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

• Money market sweep accounts owned in connection with a Vanguard Brokerage Services® account.

  Accounts held through intermediaries.

  Accounts held by Voyager, Voyager Select, and Flagship members. Membership is based on total household assets held at Vanguard, with a minimum of $100,000 to qualify for Vanguard Voyager Services®, $500,000 for Vanguard Voyager Select Services®, and $1 million for Vanguard Flagship Services®. Vanguard determines membership by aggregating assets of all eligible accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in Vanguard mutual funds, Vanguard ETFsTM, annuities through Vanguard, the Vanguard 529 Plan, certain small-business accounts, and employer-sponsored retirement plans for which Vanguard provides recordkeeping services.

• Participant accounts in employer-sponsored defined contribution plans.* Please consult your enrollment materials for the rules that apply to your account.

  Section 529 college savings plans.

  The following Vanguard fund accounts have alternative fee structures: SIMPLE IRAs,

certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Low-Balance Accounts

The Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market fluctuation. This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Statements

For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year’s dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. Registered users can view these statements online.

Average-Cost Review Statements

For most taxable accounts, average-cost review statements will accompany annual 1099B tax forms. These tax forms show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

Annual and Semiannual Reports

We will send (or provide online, whichever you prefer) financial reports about Vanguard Dividend Growth Fund twice a year, in January and July. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.

  Reports from the advisor.

  Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Contacting Vanguard Web Vanguard.com 24 hours a day, 7 days a week	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests

Phone Vanguard Tele-Account® 800-662-6273 (ON-BOARD)	For automated fund and account information For exchange transactions (subject to limitations) Toll-free, 24 hours a day, 7 days a week

Investor Information 800-662-7447 (SHIP) For fund and service information

(Text telephone for people with hearing impairment at 800-952-3335)	For literature requests Business hours only: Monday–Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Client Services 800-662-2739 (CREW) (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions Business hours only: Monday–Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Institutional Division 888-809-8102	For information and services for large institutional investors Business hours only: Monday–Friday, 8:30 a.m. to 9 p.m., Eastern time
Intermediary Sales Support 800-997-2798

For information and services for financial intermediaries including broker-dealers, trust institutions, insurance companies, and financial advisors Business hours only: Monday–Friday, 8:30 a.m. to 7 p.m., Eastern time

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

Regular Mail (Individuals)	The Vanguard Group P.O. Box 1110 Valley Forge, PA 19482-1110
Regular Mail (Institutions)	The Vanguard Group P.O. Box 2900 Valley Forge, PA 19482-2900
Registered, Express, or Overnight	The Vanguard Group 455 Devon Park Drive Wayne, PA 19087-1815

Fund Number

Please use the specific fund number when contacting us:

Vanguard Dividend Growth Fund

57

Russell is a trademark of The Frank Russell Company. Standard & Poor’s ®, S&P ® , S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

Glossary of Investment Terms

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Dividend Growth Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group

Investor Information Department P.O. Box 2600 Valley Forge, PA 19482-2600 Telephone: 800-662-7447 (SHIP)

Text telephone for people with hearing impairment: 800-952-3335

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department Telephone: 800-662-2739 (CREW)

Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund’s Investment Company Act file number: 811-3916

© 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

P057 102009

Vanguard Dividend Growth Fund Prospectus

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May 29, 2009 (Revised October 2, 2009)

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Investor Shares for Participants

This prospectus contains financial data for the Fund through the fiscal year ended January 31, 2009.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Profile	1	Financial Highlights	13
More on the Fund	5	Investing With Vanguard	15
The Fund and Vanguard	9	Accessing Fund Information by Computer	18
Investment Advisor	10	Glossary of Investment Terms	19
Dividends, Capital Gains, and Taxes	11
Share Price	12

Why Reading This Prospectus Is Important

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version—for investors who would like to open a personal investment account—can be obtained by calling Vanguard at 800-662-7447.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Profile

Investment Objective

The Fund seeks to provide, primarily, a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

Primary Investment Strategies

The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically—but not always—will be undervalued relative to the market and will show potential for increasing dividends. The Fund will be diversified across industry sectors. For additional information on the Fund’s investment strategies, please see More on the Fund.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Performance/Risk Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a spliced index. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.

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Annual Total Returns—Investor Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended March 31, 2009, was –8.30%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.79% (quarter ended June 30, 2003), and the lowest return for a quarter was –18.74% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Vanguard Dividend Growth Fund	–25.57%	1.96%	0.16%
Comparative Indexes
(reflect no deduction for fees or expenses)
Russell 1000 Index	–37.60%	–2.04%	–1.09%
Dividend Growth Spliced Index[1]	–37.60	–2.03	–2.69

1 The Dividend Growth Spliced Index is based on the Fund’s current and former benchmark indexes. Effective December 6, 2002, Vanguard Utilities Income Fund changed its investment objective and its name to Vanguard Dividend Growth Fund.

The Dividend Growth Spliced Index consists of the former benchmark, a composite of utilities indexes, through December 5, 2002, and the Russell 1000 Index thereafter.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended January 31, 2009.

2

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Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.35%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.38%

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1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

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1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

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This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

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Plain Talk About Fund Expenses

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All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Dividend Growth Fund’s expense ratio for the current fiscal year to be 0.38%, or $3.80 per $1,000 of average net assets. The average large-capitalization core fund had expenses in 2008 of 1.26%, or $12.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund—such as account maintenance, reporting, accounting, legal, and other administrative expenses.

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Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

Additional Information
As of January 31, 2009
Net Assets	$1.7 billion
Investment Advisor	Wellington Management Company, LLP, Boston, Mass.,
since inception
Dividends and Capital Gains	Dividends are distributed semiannually in June and December;
capital gains, if any, are distributed annually in December.
Inception Date	May 15, 1992
Newspaper Abbreviation	DividGro
Vanguard Fund Number	57
CUSIP Number	921908604
Ticker Symbol	VDIGX

4

More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Market Exposure

The Fund will invest predominantly in dividend-paying large-cap stocks that offer the potential for attractive dividend and earnings growth over the long term. The advisor is not constrained by a traditional value or growth mandate, but is permitted sufficient style latitude to search a broad investment universe for quality stocks with attractive potential.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of January 31, 2009, was $37.6 billion.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor’s 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

5

U.S. Stock Market Returns
(1926–2008)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.6	10.3	10.9	11.3

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2008. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.3%, average returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

The Fund is subject to investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Security Selection

Wellington Management Company, LLP (Wellington Management), advisor to the Fund, selects securities from a diverse group of industries, focusing on companies that have a history of paying a stable or increasing dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for inclusion in the Fund if the advisor believes that dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to increase dividends over time while maintaining a target of profitability.

The Fund is subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Fund is generally managed without regard to tax ramifications.

6

Other Investment Policies and Risks

The Fund typically invests a limited portion, up to 25%, of its assets in foreign securities. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries. In addition, the prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Cash Management

The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

7

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETFTM Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund’s operation or performance or because of a history of frequent trading by the investor.

• Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the participant has exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

8

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for large blend funds was approximately 71%, as reported by Morningstar, Inc., on January 31, 2009.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets of approximately $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group’s marketing costs.

9

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership and an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $420 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.

Wellington Management’s advisory fee is paid quarterly and is calculated by applying certain annual percentage rates to the average daily net assets of the Fund for each quarter. In addition, the firm’s advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with that of the Russell 1000 Index over the same period.

For the fiscal year ended January 31, 2009, the advisory fee represented an effective annual rate of 0.12% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

10

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement, see the most recent semiannual report to shareholders covering the fiscal period ended July 31.

The manager primarily responsible for the day-to-day management of the Fund is:

Donald J. Kilbride, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1996; has managed investment portfolios since joining Wellington Management in 2002; and has managed the Fund since 2006. Education: B.A., College of the Holy Cross; M.B.A., University of North Carolina, Kenan-Flagler Business School.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Dividends, Capital Gains, and Taxes

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed semiannually in June and December; capital gains distributions generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

11

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund’s pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various “Vanguard” headings.

12

Financial Highlights

The following financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The Fund began fiscal year 2009 with a net asset value (price) of $14.38 per share. During the year, the Fund earned $0.264 per share from investment income (interest and dividends). There was a decline of $3.96 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.696 per share from investment operations.

Shareholders received $0.264 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $10.42, reflecting losses of $3.696 per share and distributions of $0.264 per share. This was a decease of $3.96 per share (from $14.38 at the beginning of the year to $10.42 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was –25.97% for the year.

As of January 31, 2009, the Fund had approximately $1.7 billion in net assets. For the year, the expense ratio was 0.36% ($3.60 per $1,000 of net assets), and the net investment income amounted to 2.25% of its average net assets. The Fund sold and replaced securities valued at 28% of its net assets.

13

Dividend Growth Fund
			Year Ended January 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.38	$14.74	$12.75	$11.89	$11.33
Investment Operations
Net Investment Income	.264	.290	.260	.220	.230[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.960)	(.270)	1.990	.880	.550
Total from Investment Operations	(3.696)	.020	2.250	1.100	.780
Distributions
Dividends from Net Investment Income	(.264)	(.280)	(.260)	(.240)	(.220)
Distributions from Realized Capital Gains	—	(.100)	—	—	—
Total Distributions	(.264)	(.380)	(.260)	(.240)	(.220)
Net Asset Value, End of Period	$10.42	$14.38	$14.74	$12.75	$11.89
Total Return	–25.97%	–0.01%	17.84%	9.34%	6.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,745	$1,326	$1,243	$995	$965
Ratio of Total Expenses to Average Net Assets[2]	0.36%	0.32%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average
Net Assets	2.25%	1.91%	1.93%	1.85%	2.04%[1]
Turnover Rate	28%	36%	41%	16%	20%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.03 and 0.28%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes performance-based investment advisory increases (decreases) of 0.03%, 0.00%, 0.01%, 0.01% and 0.01%.

14

Investing With Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services, toll-free, at 800-523-1188.

• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

• Be sure to carefully read each topic that pertains to your transactions with Vanguard.

Vanguard reserves the right to change its policies without prior notice to shareholders.

Investment Options and Allocations

Your plan’s specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Contribution, exchange, or redemption requests must be in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

In all cases, your transaction will be based on the next-determined NAV of the Fund after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m., Eastern time), you will receive that day’s NAV. This is known as your trade date. NAVs are calculated only on days the NYSE is open for trading.

Frequent Trading

The exchange privilege (your ability to purchase shares of a fund using the proceeds from the simultaneous redemption of shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds), you must wait 60 days before exchanging back into the fund.

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This policy applies, regardless of the dollar amount. Please note that the 60-day clock restarts after every exchange out of the fund.

The frequent-trading policy does not apply to the following: exchange requests submitted by mail to Vanguard (exchange requests submitted by fax are not mail requests and remain subject to the policy); exchanges of shares purchased with participant payroll or employer contributions or loan repayments; exchanges of shares purchased with reinvested dividend or capital gains distributions; distributions, loans, and in-service withdrawals from a plan; redemptions of shares as part of a plan termination or at the direction of the plan; redemptions of shares to pay fund or account fees; share or asset transfers or rollovers; reregistrations of shares within the same fund; conversions of shares from one share class to another in the same fund; and automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

Before making an exchange to or from another fund available in your plan, consider the following:

• Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

• Be sure to read the Fund’s prospectus. Contact Vanguard Participant Services, toll-free, at 800-523-1188 for a copy.

• Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.

Plans for which Vanguard does not serve as recordkeeper: If Vanguard does not serve as recordkeeper for your plan, your plan’s recordkeeper will establish accounts in Vanguard funds for the benefit of its clients. In such accounts, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by an intermediary for the benefit of certain of the intermediary’s clients. Intermediaries may also monitor participants’ trading activity with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries that establish accounts in the Vanguard funds will be asked to assess purchase and redemption fees on participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If a firm other than Vanguard serves as recordkeeper for your plan, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

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No cancellations. Vanguard will not accept your request to cancel any transaction request once processing has begun. Please be careful when placing a transaction request.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

• Account registration and address.

• Fund name and account number, if applicable.

• Other information relating to the caller, the account holder, or the account.

Uncashed Checks

Vanguard will not pay interest on uncashed checks.

Portfolio Holdings

We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

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Accessing Fund Information by Computer

Vanguard on the World Wide Web www.vanguard.com

Use your personal computer to visit Vanguard’s education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

Russell is a trademark of The Frank Russell Company. Standard & Poor’s ®, S&P ® , S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

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Glossary of Investment Terms

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Dividend Growth Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group Participant Services P.O. Box 2900 Valley Forge, PA 19482-2900 Telephone: 800-523-1188

Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund’s Investment Company Act file number: 811-3916

© 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

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I057 102009

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Vanguard Dividend Growth Fund Prospectus

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May 29, 2009 (Revised October 2, 2009)

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Investor Shares

This prospectus contains financial data for the Fund through the fiscal year ended January 31, 2009.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Profile	1	Financial Highlights	12
More on the Fund	4	General Information	14
The Fund and Vanguard	8	Glossary of Investment Terms	16
Investment Advisor	9
Taxes	10
Share Price	10

Why Reading This Prospectus Is Important

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for investors who would like to open an income annuity (also referred to as an immediate annuity) account through a contract offered by an insurance company. Another version—for investors who would like to open a personal investment account—can be obtained by calling Vanguard at 800-662-7447.

A Note About Investing in the Fund

The Fund is a mutual fund used as an investment option for income annuity programs offered by insurance companies and for personal investment accounts. When investing through an insurance company, you cannot purchase shares of the Fund directly, but only through a contract offered by the insurance company.

The Fund’s income annuity accounts’ performance will differ from the performance of personal investment accounts because of administrative and insurance costs associated with the income annuity programs.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Profile

Investment Objective

The Fund seeks to provide, primarily, a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

Primary Investment Strategies

The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically—but not always—will be undervalued relative to the market and will show potential for increasing dividends. The Fund will be diversified across industry sectors. For additional information on the Fund’s investment strategies, please see More on the Fund.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Performance/Risk Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a spliced index. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund’s returns, the returns would be lower. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.

1

Annual Total Returns—Investor Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended March 31, 2009, was –8.30%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.79% (quarter ended June 30, 2003), and the lowest return for a quarter was –18.74% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Vanguard Dividend Growth Fund	–25.57%	1.96%	0.16%
Comparative Indexes
(reflect no deduction for fees or expenses)
Russell 1000 Index	–37.60%	–2.04%	–1.09%
Dividend Growth Spliced Index[1]	–37.60	–2.03	–2.69

1 The Dividend Growth Spliced Index is based on the Fund’s current and former benchmark indexes. Effective December 6, 2002, Vanguard Utilities Income Fund changed its investment objective and its name to Vanguard Dividend Growth Fund.

The Dividend Growth Spliced Index consists of the former benchmark, a composite of utilities indexes, through December 5, 2002, and the Russell 1000 Index thereafter.

A Note on Fees

As an investor in the Fund, you would incur various operating costs, including management, advisory, and distribution expenses. Detailed information about the costs of operating the Fund appears in the table titled Annual Fund Operating Expenses. You also would incur fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the “Fee Table” section of the accompanying prospectus for the annuity program through which Fund shares are offered.

2

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended January 31, 2009.

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Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.35%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.38%

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1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

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1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

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This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

3

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a contract owner, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

More on the Fund

This prospectus describes the primary risks you would face as an investor in this Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund investor.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Market Exposure

The Fund will invest predominantly in dividend-paying large-cap stocks that offer the potential for attractive dividend and earnings growth over the long term. The advisor is not constrained by a traditional value or growth mandate, but is permitted sufficient style latitude to search a broad investment universe for quality stocks with attractive potential.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of January 31, 2009, was $37.6 billion.

4

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor’s 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

U.S. Stock Market Returns
(1926–2008)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.6	10.3	10.9	11.3

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2008. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.3%, average returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

The Fund is subject to investment style risk, which is the chance that returns from dividend-paying large-capitalization stocks will trail returns from the overall stock market. Dividend-paying large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Security Selection

Wellington Management Company, LLP (Wellington Management), advisor to the Fund, selects securities from a diverse group of industries, focusing on companies that have a history of paying a stable or increasing dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for inclusion in the Fund if the advisor believes that dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to increase dividends over time while maintaining a target of profitability.

5

The Fund is subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Fund is generally managed without regard to tax ramifications.

Other Investment Policies and Risks

The Fund typically invests a limited portion, up to 25%, of its assets in foreign securities. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries. In addition, the prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Cash Management

The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

6

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETFTM Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund’s operation or performance or because of a history of frequent trading by the investor.

7

• Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for large blend funds was approximately 71%, as reported by Morningstar, Inc., on January 31, 2009.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets of approximately $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund

8

with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group’s marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership and an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of January 31, 2009, Wellington Management had investment management authority with respect to approximately $420 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.

Wellington Management’s advisory fee is paid quarterly and is calculated by applying certain annual percentage rates to the average daily net assets of the Fund for each quarter. In addition, the firm’s advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with that of the Russell 1000 Index over the same period.

For the fiscal year ended January 31, 2009, the advisory fee represented an effective annual rate of 0.12% of the Fund’s average net assets before a performance-based increase of 0.03%.

Under the terms of an SEC exemption, the Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund’s sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the

9

board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund’s investment advisory agreement, see the most recent semiannual report to shareholders covering the fiscal period ended July 31.

The manager primarily responsible for the day-to-day management of the Fund is:

Donald J. Kilbride, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1996; has managed investment portfolios since joining Wellington Management in 2002; and has managed the Fund since 2006. Education: B.A., College of the Holy Cross; M.B.A., University of North Carolina, Kenan-Flagler Business School.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Taxes

The tax consequences of your investment in the Fund depend on the provisions of the income annuity program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

10

When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund’s pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

The Fund’s NAV is used to determine the annuity’s unit value for the income annuity program through which you invest. For more information on unit values, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

11

Financial Highlights

The following financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Yields and total returns presented for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the income annuity program through which you invest. The expenses of the annuity program reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

Plain Talk About How to Read the Financial Highlights Table

The Fund began fiscal year 2009 with a net asset value (price) of $14.38 per share. During the year, the Fund earned $0.264 per share from investment income (interest and dividends). There was a decline of $3.96 per share in the value of investments held or sold by the Fund, resulting in a net decline of $3.696 per share from investment operations.

Shareholders received $0.264 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $10.42, reflecting losses of $3.696 per share and distributions of $0.264 per share. This was a decease of $3.96 per share (from $14.38 at the beginning of the year to $10.42 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was –25.97% for the year.

As of January 31, 2009, the Fund had approximately $1.7 billion in net assets. For the year, the expense ratio was 0.36% ($3.60 per $1,000 of net assets), and the net investment income amounted to 2.25% of its average net assets. The Fund sold and replaced securities valued at 28% of its net assets.

12

Dividend Growth Fund
			Year Ended January 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.38	$14.74	$12.75	$11.89	$11.33
Investment Operations
Net Investment Income	.264	.290	.260	.220	.230[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.960)	(.270)	1.990	.880	.550
Total from Investment Operations	(3.696)	.020	2.250	1.100	.780
Distributions
Dividends from Net Investment Income	(.264)	(.280)	(.260)	(.240)	(.220)
Distributions from Realized Capital Gains	—	(.100)	—	—	—
Total Distributions	(.264)	(.380)	(.260)	(.240)	(.220)
Net Asset Value, End of Period	$10.42	$14.38	$14.74	$12.75	$11.89
Total Return	–25.97%	–0.01%	17.84%	9.34%	6.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,745	$1,326	$1,243	$995	$965
Ratio of Total Expenses to Average Net Assets[2]	0.36%	0.32%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average
Net Assets	2.25%	1.91%	1.93%	1.85%	2.04%[1]
Turnover Rate	28%	36%	41%	16%	20%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.03 and 0.28%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Includes performance-based investment advisory increases (decreases) of 0.03%, 0.00%, 0.01%, 0.01% and 0.01%.

13

General Information

The Fund offers its shares to insurance companies that offer income annuity programs. Because of differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund might at some time be in conflict. The Fund’s board of trustees will monitor for any material conflicts and determine what action, if any, should be taken.

If the board of trustees determines that continued offering of shares would be detrimental to the best interests of the Fund’s shareholders, the Fund may suspend the offering of shares for a period of time. If the board of trustees determines that a specific purchase acceptance would be detrimental to the best interests of the Fund’s shareholders, the Fund may reject such a purchase request.

If you wish to redeem money from the Fund, please refer to the instructions provided in the accompanying prospectus of the insurance company that offers your annuity program. Shares of the Fund may be redeemed on any business day. The redemption price of shares will be at the next-determined NAV per share. Redemption proceeds will be wired to the administrator for distribution to the contract owner generally on the day following receipt of the redemption request, but no later than seven business days. Contract owners will receive a check from the administrator for the redemption amount.

The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the SEC.

The exchange privilege (your ability to purchase shares of a fund using the proceeds from the simultaneous redemption of shares of another fund) may be available to you through your program. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice.

If the board of trustees determines that it would be detrimental to the best interests of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.

For certain categories of investors, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. The brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or a broker’s authorized designee, accepts the order in accordance with the Fund’s instructions. In most instances, for these categories of investors, a contract owner’s properly transmitted order will be priced at the next-determined NAV after the order is accepted by the authorized broker or the broker’s designee. The contract owner should review the authorized broker’s policies relating to trading in the Vanguard funds.

14

When insurance companies establish omnibus accounts in the Fund for their clients, we cannot monitor the individual clients’ trading activity. However, we review trading activity at the omnibus account level, and we look for activity that may indicate potential frequent trading or market-timing. If we detect suspicious activity, we will seek the assistance of the insurance company to investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of Fund shares by an insurance company for the benefit of certain of the insurance company’s clients. Also, insurance companies may apply frequent-trading policies that differ from one another.

Please read the insurance company contract and program materials carefully to learn of any rules or fees that may apply. See the accompanying prospectus for the annuity or insurance program through which Fund shares are offered for further details on transaction policies.

We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Russell is a trademark of The Frank Russell Company. Standard & Poor’s ®, S&P ® , S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

15

Glossary of Investment Terms

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

16

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Dividend Growth Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

Vanguard Annuity and Insurance Services P.O. Box 2600 Valley Forge, PA 19482-2600 Telephone: 800-522-5555

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund’s Investment Company Act file number: 811-3916

© 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

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P057A 102009

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PART C

VANGUARD SPECIALIZED FUNDS

OTHER INFORMATION

Item 28. Exhibits

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(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed on
May 29, 2009, Post-Effective Amendment No. 67, are hereby incorporated by reference.
(b)	By-Laws, filed on May 29, 2009, Post-Effective Amendment No. 67, are hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the
Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)	Investment Advisory Contracts, for M&G Investment Management Limited, filed on August
31, 2006, Post-Effective Amendment No. 63, is hereby incorporated by reference. For
Wellington Management Company, LLP, filed on May 29, 2009, Post-Effective Amendment
No. 67, are hereby incorporated by reference. The Vanguard Group, Inc., provides investment advisory services to Vanguard REIT Index Fund, Vanguard Dividend Appreciation Index, and
Vanguard Energy Fund at cost pursuant to the Amended and Restated Funds’ Service
Agreement, refer to Exhibit (h) below.
(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)	Custodian Agreements, for Brown Brothers Harriman and Co., is filed herewith, for Citibank,
N.A., filed on August 1, 2005, Post Effective Amendment No. 53, is hereby incorporated by reference; and for JPMorgan Chase Bank, filed on May 29, 2009, Post-Effective Amendment
No. 67, are hereby incorporated by reference.
(h)	Other Material Contracts, Fourth Amended and Restated Funds’ Service Agreement, and
Form of Authorized Participant Agreement, filed on May 29, 2008, Post-Effective Amendment
No. 66, are hereby incorporated by reference.
(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of an Independent Registered Public Accounting Firm,filed on May
29, 2009, Post-Effective Amendment No. 67, are hereby incorporated by reference.
(k)	Omitted Financial Statements, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, filed on May 29, 2009, Post-Effective Amendment No. 67, are hereby incorporated by reference
(o)	Reserved.
(p)	Codes of Ethics, for M&G Investment Management Limited, filed on May 31, 2005, Post-
Effective Amendment No. 51, is hereby incorporated by reference. For Wellington Management Company,
LLP and The Vanguard Group, Inc., filed on May 29, 2009, Post- Effective Amendment No. 67, are hereby incorporated by reference.

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Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Item 31. Business and Other Connections of Investment Adviser

Wellington Management Company, LLP (Wellington Management), is an investment adviser registered under the Investment Advisers act of 1940 (the Advisers Act). The list required by this Item 31 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

     M&G Investment Management Limited (M&G) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of M&G, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by M&G pursuant to the Advisers Act (SEC File No. 801-21981).

     The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a)

Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.

(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
R. Gregory Barton	Director and Senior Vice President	None
Mortimer J. Buckley	Director and Senior Vice President	None
F. William McNabb III	Chairman and Director	Chief Executive Officer and President
Michael S. Miller	Director and Managing Director	None
Glenn W. Reed	Director	None
George U. Sauter	Director and Senior Vice President	None
Heidi Stam	Director and Senior Vice President	Secretary
Richard D. Carpenter	Treasurer	None
David L. Cermak	Principal	None
Joseph Colaizzo	Financial and Operations Principal and Assistant	None
Treasurer
Michael L. Kimmel	Secretary	None
Sean P. Hagerty	Principal	None
John C. Heywood	Principal	None
Steve Holman	Principal	None
Jack T. Wagner	Assistant Treasurer	None
Jennifer M. Halliday	Assistant Treasurer	None
Brian P. McCarthy	Senior Registered Options Principal	None
Deborah McCracken	Assistant Secretary	None
Miranda O’Keefe	Compliance Registered Options Principal	None
Joseph F. Miele	Registered Municipal Securities Principal	None
Scott M. Bishop	Registered Municipal Securities Principal	None
Bradley J. Sacco	Registered Municipal Securities Principal	None
Jane K. Myer	Principal	None
Pauline C. Scalvino	Chief Compliance Officer	Chief Compliance Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records

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The books, accounts, and other documents required to be maintained by Section 31 (a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant; Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant’s Custodians, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, Citibank, N.A., 111 Wall Street, New York, NY 10005, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.

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Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 2nd day of October, 2009.

VANGUARD SPECIALIZED FUNDS
BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John J. Brennan*	Chairman of the Board and	October 2, 2009
John J. Brennan	Trustee
/s/ F. William McNabb III*	Chief Executive Officer and	October 2, 2009
F. William McNabb	President
/s/ Charles D. Ellis*	Trustee	October 2, 2009
Charles D. Ellis
/s/ Emerson U. Fullwood*	Trustee	October 2, 2009
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	October 2, 2009
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	October 2, 2009
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	October 2, 2009
JoAnn Heffernan Heisen
/s/ André F. Perold*	Trustee	October 2, 2009
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	October 2, 2009
Alfred M. Rankin, Jr.
/s/ J. Lawrence Wilson*	Trustee	October 2, 2009
J. Lawrence Wilson
/s/ Thomas J. Higgins*	Chief Financial Officer	October 2, 2009
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.

INDEX TO EXHIBITS

Custodian Agreements, Brown Brothers Harriman & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Ex-99.G